INTERESTS IN OTHER ENTITIES - Parent (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [line items]
Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom	The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2024	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	7,294	7,639	345	53	5

2023
Personal Financial Services	7,513	8,178	665	101	8

Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Disclosure of Interests in Subsidiaries

	2024	2023
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,635
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	—	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
£450m Fixed Rate Reset Perpetual AT1 Capital Securities	50	50
£400m Fixed Rate Reset Perpetual AT1 Capital Securities	400	—
	13,545	13,640
The Company’s interests in subsidiaries were as follows:

	Cost	Impairment	Carrying amount
	£m	£m	£m
At 31 December 2024	11,645	(10)	11,635

At 31 December 2023	11,645	(10)	11,635

Disclosure of Key Assumptions in VIU Calculation	Carrying amount of investments and key assumptions in the VIU calculation

	Carrying amount of investment		Discount rate		Growth rate beyond initial cash flow projections
	2024	2023	2024	2023	2024	2023
Investment	£m	£m	%	%	%	%
Santander UK plc	11,268	11,268	12.1	12.2	1.5	1.6
Santander Financial Services plc	337	337	12.1	12.2	1.5	1.6
Other	30	30
	11,635	11,635

Disclosure of Sensitivity of Key Assumptions in Calculating VIU for Investments	At 31 December 2024 and 2023, a reasonably possible change in the following key assumptions in relation to the VIU calculation for the Company’s investment in Santander UK plc would have resulted in a decrease/increase in headroom, as shown in the table below. The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review.
However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

		Decrease in headroom
		2024	2023
Subsidiary	Reasonably possible change	£m	£m
Santander UK plc	Cash flow projections decrease by 10% (2023: 10%)	1,168	1,261
	Discount rate increases by 100 basis points (2023: increased by 100 basis points)	910	1,026
At 31 December 2024 and 2023, a reasonably possible change in the following key assumptions in relation to the VIU calculation for the Company’s investment in
Santander Financial Services plc would have resulted in a decrease/increase in headroom, as shown in the table below. The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

		Decrease in headroom
		2024	2023
Subsidiary	Reasonably possible change	£m	£m
Santander Financial Services plc	Cash flow projections decrease by 10% (2023: 10%)	46	50
	Discount rate increases by 100 basis points (2023: increased by 100 basis points)	30	34

Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom	The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2024	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,268	11,683	415	43	4

2023
Santander UK plc	11,268	12,610	1,342	135	11
The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2024	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	461	124	580	27

2023
Santander Financial Services plc	337	497	160	720	32